Earnout Liability - Schedule of Aggregate Value of Earnout Shares Range (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025
Schedule of Aggregate Value of Earnout Shares Range [Line Items]
Fair Value	$ 18,424	$ 9,898	$ 111,888
Change in fair value of earnout liability (gain)	8,526
Short-Term Earnout Liability [Member]
Schedule of Aggregate Value of Earnout Shares Range [Line Items]
Fair Value	7,520		37,800
Change in fair value of earnout liability (gain)	7,520
Long-Term Earnout Liability [Member]
Schedule of Aggregate Value of Earnout Shares Range [Line Items]
Fair Value	10,904	$ 9,898	$ 74,088
Change in fair value of earnout liability (gain)	$ 1,006